NOTE 5 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
NOTE 5 - PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

As of December 31, 2021 and 2020, property and equipment consisted of the following:

	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2020	$64,033	$12,962	$632	$77,627
Additions	—	18,630	—	18,630
Effects of currency translation	(457)	(92)	(3)	(552)
At December 31, 2021	63,576	31,500	629	95,705

Less accumulated depreciation
At December 31, 2020	7,380	5,316	158	12,854
Depreciation expense	6,764	6,432	126	13,322
Effects of currency translation	(52)	(38)	(1)	(91)
At December 31, 2021	14,092	11,710	283	26,085

Net book value
At December 31, 2021	49,484	19,790	346	69,620
At December 31, 2020	$56,653	$7,646	$474	$64,773

	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2019	61,631	16,312	377	$78,320
Additions	—	1,563	241	1,804
Disposals	—	(5,234)	—	(5,234)
Effects of currency translation	2,402	321	14	2,737
At December 31, 2020	64,033	12,962	632	77,627

Less accumulated depreciation
At December 31, 2019	547	1,849	30	2,426
Depreciation expense	6,312	3,307	127	9,746
Effects of currency translation	521	160	1	682
At December 31, 2020	7,380	5,316	158	12,854

Net book value
At December 31, 2020	56,653	7,646	474	64,773
At December 31, 2019	61,084	14,463	347	$75,894

During the year ended December 31, 2021 and 2020, the Company recorded additions of $18,630 and $1,804, respectively, and depreciation expense of $13,322 and $9,746, respectively. There were no impairment or disposals of property and equipment.